Audit Information	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Auditor [Line Items]
Auditor Firm ID	1294	1081
Auditor Name	Deloitte Statsautoriseret Revisionspartnerselskab	PricewaterhouseCoopersStatsautoriseret Revisionspartnerselskab
Auditor Location	Copenhagen, Denmark	Hellerup, Denmark